Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable

	December 31,
	2023	2022
Trade receivables	$439,466	$509,483
Allowance for doubtful accounts	(13,456)	(12,469)
	426,010	497,014
Other receivables	14,009	40,104
Total accounts receivable	$440,019	$537,118

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2023	2022
Aging within one year, net of allowance for doubtful accounts	$326,405	$424,060
Aging greater than one year, net of allowance for doubtful accounts	99,605	72,954
Total trade receivables	$426,010	$497,014